Changes in accounting policies and disclosures - Impact of IFRS 15 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retrospective adoption
Revenues of services	$ 70,896	$ 71,623	$ 65,128
First adoption of IFRS 15
Retrospective adoption
Revenues of services	$ 70,896	$ 71,623	$ 65,128